Schedule of Fair Value Assumptions and Valuation (Details)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Measurement Input, Share Price [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Derivative liability	0.85	1.10	1.36
Measurement Input, Price Volatility [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Derivative liability	156.7	144.0	132.5
Measurement Input, Risk Free Interest Rate [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Derivative liability	3.7	3.6	4.2
Measurement Input, Expected Term [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Expected term (in years)	2 months 12 days	6 months	1 year 6 months
PIPE Warrants [Member] | Measurement Input, Share Price [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input	0.85	1.10
PIPE Warrants [Member] | Measurement Input, Exercise Price [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input	10.00	10.00
PIPE Warrants [Member] | Measurement Input, Price Volatility [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input	94.9	85.0
PIPE Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input	3.8	3.5
PIPE Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input		0.0
PIPE Warrants [Member] | Measurement Input, Expected Term [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Expected term (in years)	2 years 7 months 9 days	2 years 10 months 6 days
Business Combination Warrants [Member] | Measurement Input, Share Price [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input	0.85	1.10
Business Combination Warrants [Member] | Measurement Input, Exercise Price [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input	11.50	11.50
Business Combination Warrants [Member] | Measurement Input, Price Volatility [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input	94.9	85.0
Business Combination Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input	3.8	3.5
Business Combination Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input		0.0
Business Combination Warrants [Member] | Measurement Input, Expected Term [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Expected term (in years)	2 years 7 months 9 days	2 years 10 months 6 days